Loan to a third party	6 Months Ended
Mar. 31, 2026
Loan to a third party
Loan to a third party

Note 7 – Loan to a third party

The Company signed a revolving loan agreement with a third party to lend a revolving loan up to a maximum amount of $6 million from October 1, 2025 to September 30, 2026 at an annual interest rate of 6.5% per annum. As of March 31, 2026, loan to a third party amounted to $4,621,949, the Company made estimation of the collectability and made nil allowance for credit losses.

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Loan to a third party	$4,621,949	$4,749,572
Less: allowance for credit losses	-	-
Loan to a third party, net	$4,621,949	$4,749,572